Fees Summary	Dec. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 205,900,308.00
Previously Paid Amount	0.00
Total Fee Amount	19,405.85
Total Offset Amount	0.00
Net Fee	$ 19,405.85